Other non financial assets, non-current (Tables)	12 Months Ended
Mar. 31, 2018
Other non financial assets, non-current
Schedule of other non financial assets, non-current
	March 31,
	2017	2018
Fair value adjustment—financial assets	11,818	13,168
Restricted asset	70,586	103,771

Total	82,404	116,939